Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2011
Accrued Warranty Expenses
Accrued Warranty Expenses

(17) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2009, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥3,143	2,811	2,802
Addition	5,260	3,364	2,653
Reduction	(5,564)	(3,372)	(3,693)
Translation adjustments	(28)	(1)	(8)

Balance at end of year	¥2,811	2,802	1,754